CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)		Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash		$ 340,118
Prepaid expenses		86,467
Total Current Assets		426,585
Deferred offering costs			$ 100,231
Deferred tax asset		246
Marketable securities held in Trust Account		58,650,863
Total Assets		59,077,694	100,231
Current liabilities
Accrued expenses		16,416	225
Accrued offering costs		4,000
Promissory note - related party			100,498
Total Current Liabilities		20,416	100,723
Deferred underwriting fee payable		2,012,430
Total Liabilities		2,032,846	100,723
Commitments
Common stock subject to possible redemption, 5,090,066 shares at redemption value		52,044,843
Stockholders' Equity (Deficit)
Common stock, $0.0001 par value; 30,000,000 shares authorized; 2,452,425 and 1,437,500 shares issued and outstanding (excluding 5,090,066 and no shares subject to possible redemption) at September 30, 2020 and December 31, 2019, respectively	[1]	244	144
Additional paid in capital		5,020,064	24,856
Stock subscription receivable			(25,000)
Accumulated deficit		(20,303)	(492)
Total Stockholders' Equity (Deficit)		5,000,005	(492)
Total Liabilities and Stockholders' Equity (Deficit)		$ 59,077,694	$ 100,231

[1]	At December 31, 2019, includes up to 187,500 shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (see Note 5).